Plant & Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Plant & Equipment

3. Plant & Equipment

Equipment consists of the following:

	September 30,	December 31,
	2022	2021

Equipment	$920,571	$603,972
	920,571	603,972
Less accumulated depreciation	(326,983)	(207,078)
Equipment, net	$593,588	$396,894

The total depreciation expense for equipment during the three and nine months ended September 30, 2022 was $42,814 and $119,905, respectively. Compared to the three and nine months ended September 30, 2021 was $34,565 and $98,961, respectively. See Note 4 for additional depreciation on the right-of-use asset.

Process Plant Purchase from Teck Resources Limited

On May 13, 2022, the Company completed purchase of a comprehensive package of equipment and parts inventory from Teck Resources Limited (“Teck”). The package comprises substantially all processing equipment of value located at the Pend Oreille mine site, including complete crushing, grinding and flotation circuits suitable for a planned ~1,500 ton-per-day operation at the Bunker Hill site, and total inventory of nearly 10,000 components and parts for mill, assay lab, conveyer, field instruments, and electrical spares.

-	The purchase of the mill has been valued at:

-	Cash consideration given, comprised of $500,000 nonrefundable deposit remitted on January 7, 2022 and $231,000 sales tax remitted on May 13, 2022, a total of $731,000 cash remitted.
-	Value of common shares issued on May 13, 2022 at the market price of that day, a value of $1,970,264.
-	Fair value of the warrants issued together with the inputs, as determined by a binomial model, resulted in a fair value of $1,273,032. See note 9.
-	As a result, the total value of the mill purchase was determined to be $3,974,296.

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three and Nine Months Ended September 30, 2022

(Expressed in United States Dollars)

The process plant was purchased in an assembled state in the seller’s location, and included major processing systems, significant components, and a large inventory of spare parts. The Company has disassembled and transported it to the Bunker Hill site, and will be reassembling it as an integral part of the Company’s future operations. The Company determined that the transaction should be accounted for as an asset acquisition, with the process plant representing a single asset, with the exception of the inventory of spare parts, which has been separated out and appears on the balance sheet as a current asset in accordance with a preliminary purchase price allocation. As the plant is demobilized, transported and reassembled, installation and other costs associated with these activities will be captured and capitalized as components of the asset.

At September 30, 2022, the asset consists of the following:

September 30, 2022
Deposit paid	$500,000
Sales tax paid	231,000
Value of shares issued	1,970,264
Value of warrants issued	1,273,032
Total plant & inventory purchased	3,974,296
Site preparation costs	619,172
Demobilization	1,806,229
Less spare parts inventory	(341,003)
Pend Oreille plant asset, net	$6,058,694

Additionally, at September 30, 2022, the Company has paid a refundable deposit of $1,000,000 to Teck as security while demobilization activities are ongoing. This is classified as a short-term deposit on the balance sheet.

Ball Mill upgrade

On August 30, 2022, the Company entered into an agreement to purchase a ball mill from D’Angelo International LLC for $675,000. The purchase of the mill is to be made in three cash payments:

$100,000 by September 15, 2022 as a non-refundable deposit (paid)

$100,000 by October 15, 2022 (paid)

$475,000 by December 15, 2022

At September 30, 2022, the Company paid $100,000 towards the purchase as a non-refundable deposit.

4. Equipment

Equipment consists of the following:

	December 31, 2021	December 31, 2020

Equipment	$603,972	$509,279
	603,972	509,279
Less accumulated depreciation	(207,078)	(73,552)
Equipment, net	$396,894	$435,727

The total depreciation expense during the year ended December 31, 2021 was $133,526 (six months ended December 31, 2020 - $52,784 and the year ended June 30, 2020 - $17,577).